CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Jun. 30, 2025 SGD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Concentration Risk [Line Items]
Cash SDIC insured amount				$ 74,360	$ 100,000
Bank and cash balance	$ 1,900,000		$ 1,900,000
Credit risk	1,800,000
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Credit risk	$ 1,800,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.90%	41.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.40%	19.80%